Liabilities Related to Business Combinations and to Non-Controlling Interest - Summary of Movements in Liabilities Related to Business Combinations and to Non-Controlling Interests (Details) - EUR (€)
€ in Millions
	6 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Changes In Liabilities Related To Business Combinations And Non-Controlling Interests [Roll Forward]
Beginning balance	€ 605
New transactions	17
Payments made	(154)
Fair value remeasurements through profit or loss: (gain)/loss (including unwinding of discount)	(29)
Other movements	0
Currency translation differences	8
Ending balance	447
Current portion	200	€ 218
Non-current portion	247	€ 387
Bayer contingent consideration arising from the acquisition of Genzyme
Changes In Liabilities Related To Business Combinations And Non-Controlling Interests [Roll Forward]
Beginning balance	104
New transactions	0
Payments made	(7)
Fair value remeasurements through profit or loss: (gain)/loss (including unwinding of discount)	(20)
Other movements	0
Currency translation differences	2
Ending balance	79
MSD contingent consideration (European Vaccines business)
Changes In Liabilities Related To Business Combinations And Non-Controlling Interests [Roll Forward]
Beginning balance	312
New transactions	0
Payments made	0
Fair value remeasurements through profit or loss: (gain)/loss (including unwinding of discount)	20
Other movements	0
Currency translation differences	4
Ending balance	336
Other
Changes In Liabilities Related To Business Combinations And Non-Controlling Interests [Roll Forward]
Beginning balance	189
New transactions	17
Payments made	(147)
Fair value remeasurements through profit or loss: (gain)/loss (including unwinding of discount)	(29)
Other movements	0
Currency translation differences	2
Ending balance	€ 32